INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventory write-off	$ 2,311	$ 3,528
Outstanding inventory purchase orders	$ 39,527